Cover	Oct. 02, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2025
Entity File Number	001-42886
Entity Registrant Name	AA Mission Acquisition Corp. II
Entity Central Index Key	0002075336
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21 Waterway Avenue
Entity Address, Address Line Two	STE 300 #9733
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	336-8887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	YCY.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	YCY
Security Exchange Name	NYSE
Warrants, each whole warrant entitles the holder thereof to purchase one
Title of 12(b) Security	Warrants, each whole warrant entitles the holder thereof to purchase one
Trading Symbol	YCY.W
Security Exchange Name	NYSE